Trade And Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables

	December 31, 2019	December 31, 2018
Non-current trade and other payables
Payables to employees	4,239	13,967

Total	4,239	13,967

Current trade and other payables
Taxes payable	424,322	342,881
Trade payables	109,487	83,311
IPO-related accrued expenses	2,414	39,215
Payables to employees	214,548	164,069
Dividends payable to non-controlling interest	—	5,916
Other payables	29,448	20,485

Total	780,219	655,877